August 1, 2019

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Certification Pursuant to Rule 497(j)
Tributary Funds, Inc. (the "Registrant")
File Numbers 033-85982 and 811-08846

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that the form of Statement of Additional Information (“SAI”) of the Registrant that would have been filed pursuant to Rule 497(c) under the 1933 Act does not differ from the SAI contained in Post-Effective Amendment No. 61 to the Registration Statement of the Registrant which was filed electronically via EDGAR on July 22, 2019 (accession number 0001398344-19-012321) and effective August 1, 2019.

If you have any questions related to this filing, please do not hesitate to contact me at (207) 347-2075 or Gino.Malaspina@atlanticfundservices.com.

Very truly yours,

/s/ Gino Malaspina
Gino Malaspina
Senior Counsel
Atlantic Fund Administration LLC

cc:                              Stephen C. Wade
 Rodney L. Ruehle
 Karen Shaw